Unaudited Interim Condensed Consolidated Income Statements shares in Millions, $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares [1]	Jun. 30, 2020 MXN ($) $ / shares shares		Jun. 30, 2019 MXN ($) $ / shares shares
CONTINUING OPERATIONS
Net sales	$ 3,805	$ 87,821		$ 93,909
Other operating revenues	23	520		535
Total revenues	3,828	88,341		94,444
Cost of goods sold	2,105	48,593		51,349
Gross profit	1,723	39,748		43,095
Administrative expenses	162	3,733		4,385
Selling expenses	1,058	24,399		25,578
Other income	17	384		364
Other expenses	82	1,896		1,404
Interest expense	203	4,691		3,475
Interest income	24	556		551
Foreign exchange (gain) loss, net	(21)	(493)		199
Monetary position (gain) loss, net	(8)	(175)		30
Market value (gain) loss on financial instruments	0	(1)		0
Income before income taxes from continuing operations and share of profit in equity accounted investees	288	6,638		8,939
Income taxes	91	2,091		2,519
Share in the profit of equity accounted investees, net of tax	(6)	(144)		(64)
CONSOLIDATED NET INCOME	191	4,403		6,356
Attributable to:
Controlling interest from continuing operations	202	4,659		6,087
Non-controlling interest from continuing operations	(11)	(256)		269
CONSOLIDATED NET INCOME	$ 191	$ 4,403		$ 6,356
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Basic earnings per share from continuing operations | (per share)	$ 0.01	$ 0.28		$ 0.36
Diluted earnings per share from continuing operations | (per share)	$ 0.01	$ 0.28		$ 0.36
Shares	16,807	16,807	[1]	16,807

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3